CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
		May 01, 2024	Apr. 15, 2024	May 05, 2023	Aug. 31, 2022	May 03, 2021	Jan. 31, 2022	Dec. 31, 2023	Mar. 15, 2024	Dec. 31, 2022
Short-Term Debt [Line Items]
Aggregate principal amount								$ 1,900,000		$ 2,165,000
Debt discount
Interest on notes								$ 223,759		$ 134,581
2021 Notes [Member]
Short-Term Debt [Line Items]
Debt discount								The 2021 1-year notes (the “2021 Notes”), extended thorough May 2023, have an interest rate of 6% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) if the market price at the date of conversion is below $0.13, the conversion price will be reduced with 120% of the price difference.
Shares issued								16,336,608
2022 Notes [Member] | Private Placement [Member]
Short-Term Debt [Line Items]
Shares issued	[1]				6,081,484
Convertible Notes Payable [Member] | Two Thousand Twenty One Holder [Member]
Short-Term Debt [Line Items]
Debt discount		the conversion price was adjusted to the lower of (i) a fixed price of $0.08, or (ii) if the VWAP at the date of conversion is below $0.08, the conversion price will be reduced with 120% of the difference between fixed price and VWAP.		The conversion price was adjusted to the lower of (i) a fixed price of $0.13, or (ii) if the VWAP at the date of conversion is below $0.13, the conversion price will be reduced with 120% of the difference between fixed price and VWAP.
Notes extended date		Dec. 01, 2024
Debt conversion price		$ 0.08
Debt discount		$ 105,000
Four Securities Purchase Agreements [Member] | Convertible Notes Payable [Member] | 2021 Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount						$ 2,165,000
Interest rate						6.00%
Debt discount						The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) if the market price at the date of conversion is below $0.13, the conversion price will be reduced with 120% of the price difference
Four Securities Purchase Agreements [Member] | Convertible Notes Payable [Member] | Two Thousand Twenty One Holder [Member]
Short-Term Debt [Line Items]
Debt discount						The “Conversion Price” will be the lesser of (i) $.13 per share or (ii) 85% of the closing price of Any Qualified Financing, which consists of any fundraising whereby the Company receives gross proceeds of not less than $500,000.
Three Notes [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate				10.00%
Prepayment percentage				120.00%
Notes extended date				Apr. 30, 2024
Three Notes [Member] | Convertible Notes Payable [Member] | Two Thousand Twenty One Holder [Member]
Short-Term Debt [Line Items]
Interest rate				10.00%
Prepayment percentage				120.00%
Notes extended date				Apr. 30, 2024
Thirty Four Securities Purchase Agreement [Member] | Convertible Notes Payable [Member] | 2022 Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount							$ 1,467,000
Interest rate							6.00%
Debt conversion price							$ 0.25
Issued and outstanding common stock, percentage							4.99%
Securities Purchase Agreement [Member] | Private Placement 2024 Note [Member]
Short-Term Debt [Line Items]
Aggregate principal amount									$ 61,500
Interest rate									8.00%
Debt conversion price									$ 0.13
Shares issued for the conversion of notes payable			479,192
Interest on notes			$ 795

[1]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).